State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 13.3%
Anglesea Funding LLC 0.45%, 4/1/2022 (a)	$5,000,000	$4,999,957
Antalis SA 0.26%, 4/8/2022 (a)	5,000,000	4,999,633
Antalis SA 0.70%, 4/19/2022 (a)	10,000,000	9,997,578
Britannia Funding Co. LLC 0.73%, 8/9/2022 (a)	7,000,000	6,968,618
Ionic Capital III Trust 0.50%, 4/14/2022 (a)	10,000,000	9,998,553
Ionic Capital III Trust 0.55%, 4/1/2022 (a)	5,000,000	4,999,957
Legacy Capital Co. LLC SOFR + 0.21%, 0.48%, 5/11/2022 (b)	7,000,000	7,000,000
Mountcliff Funding LLC SOFR + 0.24%, 0.52%, 8/4/2022 (b)	10,000,000	10,000,000
Mountcliff Funding LLC 1.13%, 6/14/2022 (a)	5,000,000	4,990,313
Ridgefield Funding Co. LLC 0.19%, 7/6/2022 (a)	5,000,000	4,985,948
Ridgefield Funding Co. LLC 0.22%, 4/13/2022 (a)	6,000,000	5,999,205
Ridgefield Funding Co. LLC 0.28%, 4/5/2022 (a)	5,000,000	4,999,775
Victory Receivables Corp. 0.54%, 5/12/2022 (a)	4,000,000	3,996,593
Victory Receivables Corp. 0.75%, 5/3/2022 (a)	5,000,000	4,996,929
Victory Receivables Corp. 1.08%, 6/14/2022 (a)	5,000,000	4,989,844
Washington Morgan Capital Co. LLC. SOFR + 0.18%, 0.46%, 5/19/2022 (b)	7,000,000	7,000,000
		100,922,903
CERTIFICATES OF DEPOSIT — 34.2%
Bank of Montreal 0.19%, 7/5/2022 (a)	5,000,000	4,990,691
Bank of Montreal SOFR + 0.15%, 0.42%, 9/29/2022 (b)	6,000,000	5,993,312
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	5,000,000	4,971,828
Bank of Nova Scotia SOFR + 0.14%, 0.41%, 8/23/2022 (b)	1,750,000	1,748,255
Bank of Nova Scotia SOFR + 0.15%, 0.42%, 10/28/2022 (b)	5,000,000	4,992,693
Bank of Nova Scotia SOFR + 0.55%, 0.82%, 12/23/2022 (b)	5,000,000	5,004,174
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of Nova Scotia 0.90%, 7/5/2022 (a)	$8,000,000	$7,997,049
Banque Nationale Du Canada SOFR + 0.16%, 0.43%, 9/7/2022 (b)	5,000,000	4,996,295
Banque Nationale Du Canada SOFR + 0.30%, 0.57%, 1/6/2023 (b)	5,000,000	4,997,353
BNP Paribas 0.18%, 6/15/2022 (a)	5,000,000	4,993,764
Cooperatieve Rabobank UA SOFR + 0.13%, 0.40%, 6/16/2022 (b)	9,000,000	8,996,422
Cooperatieve Rabobank UA SOFR + 0.17%, 0.44%, 9/7/2022 (b)	1,700,000	1,698,469
Cooperatieve Rabobank UA SOFR + 0.17%, 0.44%, 9/8/2022 (b)	2,000,000	1,998,178
Credit Agricole Corporate and Investment Bank SOFR + 0.14%, 0.41%, 5/16/2022 (b)	5,000,000	4,999,367
Credit Agricole Corporate and Investment Bank 0.75%, 5/16/2022 (a)	10,000,000	10,003,178
Credit Industriel et Commercial 0.32%, 6/7/2022 (a)	5,000,000	4,996,711
Credit Industriel et Commercial SOFR + 0.17%, 0.44%, 8/8/2022 (b)	9,000,000	8,993,087
Credit Suisse SOFR + 0.26%, 0.53%, 6/8/2022 (b)	7,000,000	6,998,631
DnB NOR Bank ASA 0.26%, 4/1/2022 (a)	10,000,000	10,000,000
Goldman Sachs Bank USA SOFR + 0.19%, 0.46%, 7/18/2022 (b)	3,500,000	3,498,021
Goldman Sachs Bank USA SOFR + 0.20%, 0.47%, 8/15/2022 (b)	6,000,000	5,995,075
KBC Bank NV 0.32%, 4/1/2022 (a)	10,000,000	10,000,000
Landesbank Baden-wuerttemberg 0.51%, 4/7/2022 (a)	10,000,000	10,000,292
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.18%, 0.45%, 8/8/2022 (b)	5,000,000	4,996,628
Mizuho Bank Ltd. 0.17%, 4/1/2022 (a)	6,000,000	5,999,973
Mizuho Bank Ltd. 0.75%, 5/9/2022 (a)	5,000,000	5,000,611
Mizuho Bank Ltd. 1.00%, 6/10/2022 (a)	5,000,000	5,002,152
MUFG Bank Ltd. SOFR + 0.19%, 0.46%, 8/16/2022 (b)	8,000,000	7,993,693
Nordea Bank ADP SOFR + 0.16%, 0.43%, 8/15/2022 (b)	8,000,000	7,993,282
Nordea Bank ADP SOFR + 0.54%, 0.81%, 9/21/2022 (b)	4,250,000	4,252,908
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Norinchukin Bank 0.22%, 4/5/2022 (a)	$5,000,000	$4,999,928
Royal Bank of Canada 0.21%, 10/3/2022 (a)	5,000,000	4,966,916
Royal Bank of Canada SOFR + 0.16%, 0.43%, 8/12/2022 (b)	5,000,000	4,996,191
Standard Chartered Bank 0.22%, 4/25/2022 (a)	2,250,000	2,249,650
Sumitomo Mitsui Banking Corp. 0.22%, 5/5/2022 (a)	3,000,000	2,999,028
Sumitomo Mitsui Banking Corp. SOFR + 0.11%, 0.38%, 4/5/2022 (b)	5,000,000	5,000,080
Sumitomo Mitsui Banking Corp. SOFR + 0.15%, 0.42%, 6/15/2022 (b)	7,000,000	6,997,563
Sumitomo Mitsui Banking Corp. SOFR + 0.16%, 0.43%, 7/11/2022 (b)	2,300,000	2,298,880
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 0.48%, 10/11/2022 (b)	2,300,000	2,297,539
Sumitomo Mitsui Banking Corp. SOFR + 0.45%, 0.72%, 9/6/2022 (b)	2,500,000	2,500,628
Sumitomo Mitsui Banking Corp. SOFR + 0.50%, 0.77%, 9/23/2022 (b)	5,000,000	5,002,464
Svenska Handelsbanken AB SOFR + 0.15%, 0.42%, 8/8/2022 (b)	5,000,000	4,995,799
Svenska Handelsbanken AB SOFR + 0.17%, 0.44%, 9/9/2022 (b)	6,000,000	5,993,964
Svenska Handelsbanken AB SOFR + 0.21%, 0.48%, 6/14/2022 (b)	2,500,000	2,499,453
Svenska Handelsbanken AB SOFR + 0.21%, 0.48%, 7/7/2022 (b)	5,000,000	4,998,286
Toronto Dominion Bank 1.05%, 7/18/2022 (a)	15,000,000	15,003,017
Toyota Motor Credit Corp. SOFR + 0.28%, 0.55%, 12/14/2022 (b)	2,500,000	2,498,765
		260,400,243
FINANCIAL COMPANY COMMERCIAL PAPER — 32.0%
Bank of Nova Scotia 0.23%, 5/2/2022 (a)	4,000,000	3,998,581
Banque Nationale Du Canada SOFR + 0.15%, 0.42%, 7/13/2022 (b)	3,000,000	2,998,338
BNG Bank NV 0.32%, 4/1/2022 (a)	10,000,000	9,999,919
BNG Bank NV 0.32%, 4/4/2022 (a)	5,000,000	4,999,836
BPCE 0.75%, 5/10/2022 (a)	5,000,000	4,996,850
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Caisse des Depots et Consignation 0.49%, 4/11/2022 (a)	$5,000,000	$4,999,526
Canadian Imperial Bank of Commerce SOFR + 0.18%, 0.45%, 9/22/2022 (b)	7,000,000	7,000,340
Commonwealth Bank of Australia 0.21%, 5/18/2022 (a)	7,000,000	6,994,829
Commonwealth Bank of Australia SOFR + 0.15%, 0.42%, 5/24/2022 (b)	1,100,000	1,099,789
Credit Industriel et Commercial 0.24%, 5/10/2022 (a)	1,500,000	1,499,150
Credit Industriel et Commercial 0.24%, 5/11/2022 (a)	3,000,000	2,998,240
DBS Bank Ltd. 0.42%, 4/7/2022 (a)	5,000,000	4,999,689
DBS Bank Ltd. 0.60%, 5/3/2022 (a)	4,500,000	4,498,094
DnB Bank ASA SOFR + 0.13%, 0.40%, 7/8/2022 (b)	7,000,000	6,999,903
DnB Bank ASA SOFR + 0.57%, 0.84%, 9/28/2022 (b)	5,000,000	5,006,134
FMS Wertmanagement 0.45%, 4/4/2022 (a)	10,000,000	9,999,649
HSBC Bank PLC SOFR + 0.21%, 0.48%10/13/2022 (b)	12,000,000	11,991,976
HSBC Bank PLC SOFR + 0.25%, 0.52%, 2/10/2023 (b)	4,000,000	4,000,000
ING U.S. Funding LLC 1.08%, 7/28/2022 (a)	5,000,000	4,982,398
Kreditanstalt fuer Wiederaufbau 0.49%, 4/4/2022 (a)	10,000,000	9,999,689
Kreditanstalt fuer Wiederaufbau 0.50%, 5/11/2022 (a)	10,000,000	9,995,661
Lloyds Bank Corporate Markets PLC 0.16%, 4/1/2022 (a)	5,000,000	4,999,955
Macquarie Bank Ltd. 0.22%, 4/5/2022 (a)	5,000,000	4,999,752
Macquarie Bank Ltd. SOFR + 0.20%, 0.48%, 6/21/2022 (b)	6,000,000	5,997,735
Macquarie Bank Ltd. SOFR + 0.23%, 0.51%, 8/4/2022 (b)	7,000,000	6,995,670
National Australia Bank Ltd. SOFR + 0.12%, 0.39%, 6/15/2022 (b)	7,000,000	6,997,120
National Australia Bank Ltd. SOFR + 0.14%, 0.41%, 8/24/2022 (b)	1,500,000	1,498,645
National Australia Bank Ltd. SOFR + 0.14%, 0.42%, 6/17/2022 (b)	5,000,000	5,000,000
National Securities Clearing Corp. 0.45%, 4/4/2022 (a)	5,000,000	4,999,836
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
NRW.Bank 0.28%, 4/5/2022 (a)	$5,000,000	$4,999,799
NRW.Bank 0.29%, 4/1/2022 (a)	5,000,000	4,999,960
Oversea-Chinese Banking Corp., Ltd. 0.22%, 5/6/2022 (a)	7,000,000	6,996,192
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.20%, 0.47%, 10/21/2022 (b)	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB 0.24%, 6/15/2022 (a)	2,500,000	2,495,910
Societe Generale 0.29%, 4/1/2022 (a)	10,000,000	9,999,917
Swedbank AB 1.07%, 7/27/2022 (a)	5,000,000	4,983,988
Toronto Dominion Bank 0.21%, 6/23/2022 (a)	5,000,000	4,990,037
Toronto Dominion Bank 0.24%, 4/28/2022 (a)	5,000,000	4,998,759
Toronto Dominion Bank SOFR + 0.50%, 0.77%, 3/29/2023 (b)	5,000,000	5,000,000
United Overseas Bank Ltd. SOFR + 0.18%, 0.45%, 9/7/2022 (b)	7,000,000	6,993,135
Westpac Banking Corp. SOFR + 0.14%, 0.41%, 8/10/2022 (b)	7,000,000	6,995,283
Westpac Banking Corp. 0.77%, 3/24/2023 (a)	5,000,000	5,000,000
Westpac Banking Corp. 1.03%, 7/19/2022 (a)	5,000,000	4,984,371
		243,984,655
TREASURY DEBT — 1.3%
U.S. Treasury Bill 0.55%, 6/21/2022 (a)	10,000,000	9,989,425
OTHER NOTES — 5.3%
Abu Dhabi International Bank 0.31%, 4/1/2022 (a)	10,448,000	10,448,000
Canadian Imperial Bank of Commerce 0.32%, 4/1/2022 (a)	10,000,000	10,000,000
Mizuho Bank Ltd. 0.32%, 4/1/2022 (a)	10,000,000	10,000,000
Svenska Handelsbanken AB 0.27%, 4/1/2022 (a)	10,000,000	10,000,000
		40,448,000
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 2.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by various U.S. Government Obligations, 2.500% – 3.500% due 08/20/2051 – 03/20/2052, valued at $8,160,001); expected proceeds $8,000,067 0.30%, 4/1/2022	$8,000,000	$8,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by a U.S. Government Obligation, 5.643% due 09/25/2038, and U.S. Treasury Strips, 0.000% due 05/15/2026 – 11/15/2033, valued at $5,100,130); expected proceeds $5,000,043 0.31%, 4/1/2022	5,000,000	5,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/25/2022 (collateralized by a U.S. Government Obligation, 3.000% due 01/20/2052, U.S. Treasury Bills, 0.000% due 09/08/2022 – 10/06/2022, U.S. Treasury Inflation Index Notes, 0.375% – 0.875% due 01/15/2027 – 01/15/2029, a U.S. Treasury Note, 0.720% due 04/30/2022, U.S. Treasury Strips, 0.000% due 05/15/2023 – 08/15/2035, and various Corporate Bonds, 0.000% – 9.750% due 04/18/2022 – 12/15/2096, valued at $2,148,843); expected proceeds $2,000,144 0.37%, 4/1/2022	2,000,000	2,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2022 (collateralized by a U.S. Government Obligation, 3.250% due 06/10/2039, a U.S. Treasury Bill, 0.000% due 08/11/2022, and various Corporate Bonds, 0.000% – 3.975% due 06/30/2022 – 12/07/2047, valued at $2,091,700); expected proceeds $2,000,148 0.38%, 4/5/2022	2,000,000	2,000,000
		17,000,000
TREASURY REPURCHASE AGREEMENTS — 6.6%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by U.S. Treasury Notes, 0.500% – 2.000% due 06/30/2024 – 04/30/2027, and U.S. Treasury Strips, 0.000% due 08/15/2025 – 08/15/2039, valued at $35,700,000); expected proceeds $35,000,282 0.29%, 4/1/2022	35,000,000	35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/30/2022 (collateralized by U.S. Treasury Bonds, 1.750% – 3.125% due 02/15/2041 – 05/15/2047, and a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, valued at $10,200,072); expected proceeds $10,007,233 0.62%, 5/11/2022 (c)	10,000,000	10,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by a U.S. Treasury Note, 2.375% due 03/31/2029, valued at $5,100,099); expected proceeds $5,000,042 0.30%, 4/1/2022	5,000,000	5,000,000
		50,000,000
OTHER REPURCHASE AGREEMENTS — 5.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/11/2022 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,012,726 0.77%, 7/8/2022 (c)	5,000,000	5,000,000
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by various Common Stocks, valued at $5,400,001); expected proceeds $5,000,065 0.47%, 4/1/2022	$5,000,000	$5,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by a U.S. Treasury Bill, 0.000% due 08/11/2022, a U.S. Treasury Note, 1.250% due 03/31/2028, and various Corporate Bonds, 0.000% – 9.750% due 06/30/2022 – 12/31/2057, valued at $7,560,556); expected proceeds $7,000,517 0.38%, 4/7/2022	7,000,000	7,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/25/2022 (collateralized by a Corporate Bond, 0.000% due 07/18/2022, valued at $3,090,000); expected proceeds $3,000,233 0.40%, 4/1/2022	3,000,000	3,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/25/2022 (collateralized by various Common Stocks, valued at $15,120,005); expected proceeds $14,001,361 0.50%, 4/1/2022	14,000,000	14,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/25/2022 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,010,413 0.63%, 7/22/2022 (c)	5,000,000	5,000,000
		39,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $761,954,584)		761,745,226
TOTAL INVESTMENTS — 100.0% (Cost $761,954,584)		761,745,226
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		274,633
NET ASSETS — 100.0%		$762,019,859
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $20,000,000 or 2.6% of net assets as of March 31, 2022.
(d)	Amount is less than 0.05% of net assets.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2022 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$761,745,226	$—	$761,745,226
TOTAL INVESTMENTS	$—	$761,745,226	$—	$761,745,226
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
March 31, 2022 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”) and each member thereof, a "Trustee". The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.6%
ASSET BACKED COMMERCIAL PAPER — 14.4%
Alinghi Funding Co. LLC 0.19%, 4/20/2022 (a)	$8,000,000	$7,997,853
Anglesea Funding LLC 0.45%, 4/4/2022 (a)	50,000,000	49,998,244
Anglesea Funding LLC 0.49%04/1/2022 (a)	170,000,000	169,998,531
Antalis SA 0.26%, 4/8/2022 (a)	75,000,000	74,994,500
Antalis SA 0.32%, 4/20/2022 (a)	28,500,000	28,492,511
Antalis SA 0.67%, 4/18/2022 (a)	50,000,000	49,988,900
Atlantic Asset Securitization LLC 0.43%, 7/13/2022 (a)	30,000,000	29,906,833
Barclays Bank PLC 0.65%, 4/11/2022 (a)	50,000,000	49,995,111
Barton Capital Corp 0.33%, 4/1/2022 (a)	19,000,000	18,999,836
Britannia Funding Co. LLC 0.73%, 8/9/2022 (a)	64,000,000	63,713,081
Ionic Capital II Trust SOFR + 0.25%, 0.53%, 7/26/2022 (b)	25,000,000	24,981,834
Liberty Funding LLC 1.12%, 7/25/2022 (a)	50,000,000	49,819,395
Mackinac Funding Co. LLC 0.22%, 4/6/2022 (a)	30,000,000	29,998,405
Matchpoint Finance PLC 1.00%, 7/1/2022 (a)	43,000,000	42,888,023
Mountcliff Funding LLC 0.25%, 4/5/2022 (a)	75,000,000	74,996,698
Mountcliff Funding LLC 0.27%, 4/4/2022 (a)	35,000,000	34,998,771
Mountcliff Funding LLC 0.37%, 4/7/2022 (a)	50,000,000	49,996,889
Mountcliff Funding LLC SOFR + 0.24%, 0.52%, 8/4/2022 (b)	50,000,000	50,000,000
Mountcliff Funding LLC SOFR + 0.50%, 0.77%, 10/3/2022 (b)	45,000,000	45,000,000
Regatta Funding Co. LLC 1.25%, 7/22/2022 (a)	60,000,000	60,000,000
Ridgefield Funding Co. LLC 0.19%, 7/6/2022 (a)	50,000,000	49,859,485
Ridgefield Funding Co. LLC 0.26%, 4/19/2022 (a)	40,000,000	39,990,732
Ridgefield Funding Co. LLC 0.28%, 4/5/2022 (a)	20,000,000	19,999,100
Victory Receivables Corp. 0.75%, 5/3/2022 (a)	30,000,000	29,981,575
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
ASSET BACKED COMMERCIAL PAPER – (continued)
Victory Receivables Corp. 1.08%, 6/14/2022 (a)	$50,000,000	$49,898,438
		1,196,494,745
CERTIFICATES OF DEPOSIT — 33.1%
Bank of Montreal 0.19%, 7/5/2022 (a)	50,000,000	49,906,912
Bank of Montreal SOFR + 0.15%, 0.42%, 8/2/2022 (b)	25,000,000	24,980,482
Bank of Montreal SOFR + 0.15%, 0.42%, 9/29/2022 (b)	15,000,000	14,983,281
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	73,000,000	72,588,693
Bank of Nova Scotia 0.20%, 9/28/2022 (a)	25,000,000	24,848,055
Bank of Nova Scotia SOFR + 0.14%, 0.41%, 8/23/2022 (b)	19,250,000	19,230,805
Bank of Nova Scotia SOFR + 0.25%, 0.52%, 2/17/2023 (b)	25,000,000	24,953,521
Bank of Nova Scotia 0.90%, 7/5/2022 (a)	76,000,000	75,971,962
Banque Nationale Du Canada SOFR + 0.16%, 0.43%, 9/7/2022 (b)	35,000,000	34,974,063
Banque Nationale Du Canada SOFR + 0.30%, 0.57%, 1/6/2023 (b)	25,000,000	24,986,766
Barclays Bank PLC SOFR + 0.23%, 0.50%, 10/21/2022 (b)	50,000,000	49,906,748
BNP Paribas SA SOFR + 0.15%, 0.42%, 7/15/2022 (b)	50,000,000	49,981,908
BNP Paribas SA SOFR + 0.46%, 0.73%, 9/23/2022 (b)	75,000,000	75,024,490
Canadian Imperial Bank of Commerce SOFR + 0.25%, 0.52%, 2/14/2023 (b)	25,000,000	24,965,238
Cooperatieve Rabobank UA SOFR + 0.13%, 0.40%, 6/16/2022 (b)	90,000,000	89,964,221
Cooperatieve Rabobank UA SOFR + 0.17%, 0.44%, 9/7/2022 (b)	16,900,000	16,884,778
Cooperatieve Rabobank UA SOFR + 0.17%, 0.44%, 9/8/2022 (b)	16,000,000	15,985,427
Cooperatieve Rabobank UA SOFR + 0.42%, 0.69%, 12/30/2022 (b)	9,000,000	9,000,000
Credit Agricole Corporate and Investment Bank SOFR + 0.14%, 0.41%, 5/16/2022 (b)	60,000,000	59,992,403
Credit Agricole Corporate and Investment Bank 0.75%, 5/16/2022 (a)	75,000,000	75,023,834
Credit Industriel et Commercial 0.18%, 4/14/2022 (a)	50,000,000	49,996,122
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Credit Industriel et Commercial SOFR + 0.17%, 0.44%, 8/8/2022 (b)	$75,000,000	$74,942,393
Credit Suisse SOFR + 0.26%, 0.53%, 6/10/2022 (b)	25,000,000	24,994,826
Credit Suisse AG SOFR + 0.18%, 0.45%, 5/2/2022 (b)	50,000,000	49,997,902
Credit Suisse AG SOFR + 0.19%, 0.46%, 6/15/2022 (b)	30,750,000	30,738,255
Credit Suisse AG SOFR + 0.19%, 0.46%, 6/21/2022 (b)	29,250,000	29,237,415
DnB NOR Bank ASA 0.26%, 4/1/2022 (a)	75,000,000	75,000,000
Goldman Sachs Bank USA SOFR + 0.19%, 0.46%, 7/18/2022 (b)	34,000,000	33,980,771
Goldman Sachs Bank USA SOFR + 0.20%, 0.47%, 8/15/2022 (b)	69,000,000	68,943,368
KBC Bank NV 0.32%, 4/1/2022 (a)	90,000,000	90,000,000
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.18%, 0.45%, 8/8/2022 (b)	50,000,000	49,966,284
Mizuho Bank Ltd. SOFR + 0.16%, 0.43%, 7/20/2022 (b)	50,000,000	49,950,890
Mizuho Bank Ltd. 0.75%, 5/9/2022 (a)	75,000,000	75,009,159
Mizuho Bank Ltd. 1.00%, 6/10/2022 (a)	80,000,000	80,034,432
MUFG Bank Ltd. SOFR + 0.19%, 0.46%, 7/28/2022 (b)	50,000,000	49,972,104
MUFG Bank Ltd. SOFR + 0.19%, 0.46%, 8/16/2022 (b)	90,000,000	89,929,042
Nordea Bank ADP SOFR + 0.16%, 0.43%, 8/15/2022 (b)	75,000,000	74,937,013
Nordea Bank ADP SOFR + 0.54%, 0.81%, 9/21/2022 (b)	44,500,000	44,530,453
Nordea Bank ADP SOFR + 0.55%, 0.82%, 9/19/2022 (b)	25,000,000	25,018,220
Norinchukin Bank 0.22%, 4/5/2022 (a)	50,000,000	49,999,283
Royal Bank of Canada SOFR + 0.16%, 0.43%, 8/12/2022 (b)	75,000,000	74,942,865
Standard Chartered Bank SOFR + 0.17%, 0.44%, 8/1/2022 (b)	23,000,000	22,983,442
Sumitomo Mitsui Banking Corp. SOFR + 0.11%, 0.38%, 4/5/2022 (b)	50,000,000	50,000,798
Sumitomo Mitsui Banking Corp. SOFR + 0.15%, 0.42%, 6/15/2022 (b)	78,000,000	77,972,850
Sumitomo Mitsui Banking Corp. SOFR + 0.16%, 0.43%, 7/11/2022 (b)	23,000,000	22,988,803
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp. SOFR + 0.18%, 0.45%, 8/5/2022 (b)	$43,000,000	$42,972,882
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 0.48%, 10/11/2022 (b)	23,000,000	22,975,386
Sumitomo Mitsui Banking Corp. SOFR + 0.45%, 0.72%, 9/6/2022 (b)	22,000,000	22,005,528
Sumitomo Mitsui Banking Corp. SOFR + 0.50%, 0.77%, 9/23/2022 (b)	18,500,000	18,509,116
Sumitomo Mitsui Banking Corp. 1.15%, 7/18/2022 (a)	75,000,000	75,034,318
Svenska Handelsbanken AB SOFR + 0.15%, 0.42%, 8/8/2022 (b)	90,000,000	89,924,381
Svenska Handelsbanken AB SOFR + 0.17%, 0.44%, 9/9/2022 (b)	43,000,000	42,956,743
Svenska Handelsbanken AB SOFR + 0.21%, 0.48%, 6/14/2022 (b)	17,500,000	17,496,172
Svenska Handelsbanken AB SOFR + 0.21%, 0.48%, 7/7/2022 (b)	40,000,000	39,986,286
Toronto Dominion Bank 1.05%, 7/18/2022 (a)	100,000,000	100,020,113
Toyota Motor Credit Corp. SOFR + 0.28%, 0.55%, 12/14/2022 (b)	20,000,000	19,990,116
Westpac Banking Corp. SOFR + 0.13%, 0.40%, 7/15/2022 (b)	13,000,000	12,991,906
Westpac Banking Corp. SOFR + 0.20%, 0.47%, 1/20/2023 (b)	50,000,000	49,891,780
		2,754,975,004
FINANCIAL COMPANY COMMERCIAL PAPER — 28.9%
Bank of Montreal SOFR + 0.15%, 0.42%, 7/14/2022 (b)	42,000,000	42,000,000
Bank of Nova Scotia SOFR + 0.53%, 0.80%, 3/24/2023 (b)	25,000,000	25,002,472
Banque Nationale Du Canada SOFR + 0.15%, 0.42%, 7/13/2022 (b)	30,000,000	29,983,385
BNG Bank NV 0.32%, 4/5/2022 (a)	50,000,000	49,997,937
BNG Bank NV 0.32%, 4/6/2022 (a)	175,000,000	174,991,280
BPCE 0.75%, 5/10/2022 (a)	65,000,000	64,959,050
BPCE 0.75%, 5/11/2022 (a)	35,000,000	34,977,160
BPCE 0.97%, 6/22/2022 (a)	50,000,000	49,905,934
Caisse des Depots et Consignation 0.49%, 4/11/2022 (a)	75,000,000	74,992,896
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.18%, 0.45%, 9/22/2022 (b)	$43,000,000	$43,002,087
Commonwealth Bank of Australia SOFR + 0.17%, 0.44%, 8/17/2022 (b)	12,900,000	12,889,257
DBS Bank Ltd. 0.42%, 4/7/2022 (a)	75,000,000	74,995,333
DBS Bank Ltd. 0.60%, 5/3/2022 (a)	41,000,000	40,982,637
DnB Bank ASA SOFR + 0.13%, 0.40%, 7/8/2022 (b)	93,000,000	92,998,718
DnB Bank ASA SOFR + 0.57%, 0.84%, 9/28/2022 (b)	85,000,000	85,104,286
FMS Wertmanagement 0.45%, 4/4/2022 (a)	75,000,000	74,997,367
HSBC Bank PLC SOFR + 0.21%, 0.48%10/13/2022 (b)	118,000,000	117,910,585
HSBC Bank PLC SOFR + 0.22%, 0.50%, 11/21/2022 (b)	25,000,000	24,964,515
HSBC Bank PLC SOFR + 0.25%, 0.52%, 2/10/2023 (b)	23,000,000	23,000,000
ING U.S. Funding LLC 1.08%, 7/28/2022 (a)	25,000,000	24,911,990
Kreditanstalt fuer Wiederaufbau 0.49%, 4/4/2022 (a)	75,000,000	74,997,667
Kreditanstalt fuer Wiederaufbau 0.50%, 5/11/2022 (a)	50,000,000	49,978,304
Kreditanstalt fuer Wiederaufbau 0.52%, 4/18/2022 (a)	50,000,000	49,992,500
Macquarie Bank Ltd. 0.22%, 4/5/2022 (a)	50,000,000	49,997,521
Macquarie Bank Ltd. SOFR + 0.20%, 0.48%, 6/21/2022 (b)	65,000,000	64,975,461
Macquarie Bank Ltd. SOFR + 0.23%, 0.51%, 8/4/2022 (b)	43,000,000	42,973,399
Macquarie Bank Ltd. 1.06%, 7/5/2022 (a)	35,000,000	34,891,453
National Australia Bank Ltd. SOFR + 0.14%, 0.41%, 8/24/2022 (b)	16,000,000	15,985,552
National Australia Bank Ltd. SOFR + 0.14%, 0.42%, 6/17/2022 (b)	50,000,000	50,000,000
National Australia Bank Ltd. SOFR + 0.21%, 0.48%, 6/14/2022 (b)	25,000,000	25,000,000
National Australia Bank Ltd. SOFR + 0.37%, 0.64%, 10/3/2022 (b)	45,250,000	45,250,000
National Australia Bank Ltd. SOFR + 0.48%, 0.75%, 11/28/2022 (b)	22,750,000	22,758,998
National Securities Clearing Corp. 0.45%, 4/4/2022 (a)	19,150,000	19,149,370
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
NRW.Bank 0.28%, 4/6/2022 (a)	$50,000,000	$49,997,583
NRW.Bank 0.29%, 4/1/2022 (a)	75,000,000	74,999,395
NRW.Bank 0.42%, 4/4/2022 (a)	50,000,000	49,998,389
Royal Bank of Canada 0.24%, 4/14/2022 (a)	50,000,000	49,993,836
Skandinaviska Enskilda Banken AB 0.24%, 6/15/2022 (a)	23,000,000	22,962,369
Societe Generale 0.29%, 4/1/2022 (a)	75,000,000	74,999,375
Toronto Dominion Bank SOFR + 0.21%, 0.48%, 11/1/2022 (b)	50,000,000	50,000,000
Toronto Dominion Bank SOFR + 0.50%, 0.77%, 3/29/2023 (b)	40,000,000	40,000,000
UBS AG SOFR + 0.19%, 0.46%, 7/13/2022 (b)	50,000,000	49,963,985
United Overseas Bank Ltd. SOFR + 0.18%, 0.45%, 9/7/2022 (b)	50,000,000	49,950,964
Westpac Banking Corp. SOFR + 0.14%, 0.41%, 8/10/2022 (b)	75,000,000	74,949,465
Westpac Banking Corp. SOFR + 0.50%, 0.77%, 3/21/2023 (b)	25,000,000	25,000,000
Westpac Banking Corp. 1.03%, 7/21/2022 (a)	43,000,000	42,861,540
Westpac Banking Corp. 1.09%, 7/27/2022 (a)	45,000,000	44,842,323
		2,409,036,338
TREASURY DEBT — 0.6%
U.S. Treasury Bill 0.55%, 6/21/2022 (a)	50,000,000	49,947,125
OTHER NOTES — 12.8%
Canadian Imperial Bank of Commerce 0.32%, 4/1/2022 (a)	100,000,000	100,000,000
First Abu Dhabi Bank USA 0.31%, 4/1/2022 (a)	83,541,000	83,541,000
ING Bank NV 0.33%, 4/1/2022 (a)	150,000,000	150,000,000
ING Bank NV 0.33%, 4/6/2022 (a)	100,000,000	100,000,000
KBC Bank NV 0.32%, 4/1/2022 (a)	54,000,000	54,000,000
Mizuho Bank Ltd. 0.32%, 4/1/2022 (a)	125,000,000	125,000,000
National Bank of Canada 0.32%, 4/1/2022 (a)	100,000,000	100,000,000
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
National Bank of Canada 0.32%, 4/6/2022 (a)	100,000,000	$100,000,000
NRW.Bank 0.27%, 4/6/2022 (a)	50,000,000	50,000,000
Royal Bank of Canada 0.31%, 4/1/2022 (a)	50,000,000	50,000,000
Svenska Handelsbanken AB 0.27%, 4/1/2022 (a)	75,000,000	75,000,000
Toronto Dominion Bank 0.33%, 4/6/2022 (a)	75,000,000	75,000,000
		1,062,541,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by various U.S. Government Obligations, 2.000% – 2.500% due 11/20/2051 – 02/20/2052, valued at $100,980,000); expected proceeds $99,000,825 0.30%, 4/1/2022	99,000,000	99,000,000
TREASURY REPURCHASE AGREEMENTS — 2.4%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.375% due 06/30/2023 – 05/15/2027, valued at $204,000,008); expected proceeds $200,001,611 0.29%, 4/1/2022	200,000,000	200,000,000
OTHER REPURCHASE AGREEMENTS — 8.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/11/2022 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,101,811 0.77%, 7/8/2022 (c)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by various U.S. Government Obligations, 3.000% – 3.500% due 07/25/2033 – 04/25/2052, and various Corporate Bonds, 0.000% due 04/04/2022 – 01/04/2023, valued at $139,255,440); expected proceeds $130,001,264 0.35%, 4/1/2022	130,000,000	130,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 02/18/2022 (collateralized by U.S. Treasury Notes, 0.625% – 1.250% due 11/30/2027 – 07/31/2028, and a Common Stock valued at $19,380,058); expected proceeds $19,036,981 0.77%, 5/20/2022 (c)	19,000,000	19,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/18/2022 (collateralized by a Common Stock, valued at $33,480,007); expected proceeds $31,078,904 0.77%, 7/15/2022 (c)	31,000,000	31,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/18/2022 (collateralized by U.S. Treasury Notes, 0.750% – 1.375% due 01/31/2028 – 10/31/2028, and a Corporate Bond, 4.750% due 05/15/2026, valued at $35,707,098); expected proceeds $35,060,375 0.69%, 6/16/2022 (c)	35,000,000	35,000,000
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/18/2022 (collateralized by various Corporate Bonds, 0.625% – 3.625% due 05/02/2022 – 03/19/2027, valued at $31,657,277); expected proceeds $30,042,750 0.57%, 6/16/2022 (c)	$30,000,000	$30,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by a U.S. Treasury Note, 1.625% due 02/15/2026, and various Corporate Bonds, 0.000% – 9.750% due 05/17/2022 – 04/15/2081, valued at $77,308,030); expected proceeds $72,005,320 0.38%, 4/7/2022	72,000,000	72,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/25/2022 (collateralized by various Common Stocks, valued at $173,880,000); expected proceeds $161,015,653 0.50%, 4/1/2022	161,000,000	161,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/25/2022 (collateralized by various Common Stocks, valued at $54,000,004); expected proceeds $50,104,125 0.63%, 7/22/2022 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/25/2022 (collateralized by various Corporate Bonds, 0.000% due 04/07/2022 – 07/07/2022, valued at $29,229,527); expected proceeds $28,002,178 0.40%, 4/1/2022	28,000,000	28,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/04/2022 (collateralized by various Common Stocks, and various Corporate Bonds, 0.250% – 3.900% due 05/01/2023 – 07/15/2025, valued at $26,870,199); expected proceeds $25,021,667 0.52%, 5/3/2022 (c)	25,000,000	25,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2022 (collateralized by various Corporate Bonds, 1.570% – 7.625% due 09/20/2022 – 02/02/2052, valued at $73,601,627); expected proceeds $64,000,693 0.39%, 4/1/2022	64,000,000	64,000,000
		685,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,459,194,993)		8,456,994,212
TOTAL INVESTMENTS — 101.6% (Cost $8,459,194,993)		8,456,994,212
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(130,126,473)
NET ASSETS — 100.0%		$8,326,867,739
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $230,000,000 or 2.8% of net assets as of March 31, 2022.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2022 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$8,456,994,212	$—	$8,456,994,212
TOTAL INVESTMENTS	$—	$8,456,994,212	$—	$8,456,994,212
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
March 31, 2022 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.